COMMITMENTS (Detail Textuals) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 11, 2013 Subsequent Event
Commitments and Contingencies Disclosure [Abstract]
Term lease	10 years
Rent expense	$ 123,978	$ 133,118
Subsequent Event [Line Items]
Additional term lease			2 years 10 months